Financial income (Tables)	9 Months Ended
Sep. 30, 2022
Financial income
Schedule of financial income

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Interests	79	−	192	1
Exchange differences	4,955	15	11,045	57
Other	92	14	135	14
Total financial income	5,126	29	11,372	72